Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-Current Financial Assets

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Deposits	824	577	1,374
Pledged securities and other non-current financial assets	611	1,102	4,226
Liquidity contract	1,310	1,333	432

Total non-current financial assets	2,745	3,012	6,033